Schedule of Investments (unaudited)	iShares® MSCI UAE ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 2.3%
Aramex PJSC	408,966	$457,188

Airlines — 2.9%
Air Arabia PJSC(a)	1,542,258	578,230

Banks — 44.4%
Abu Dhabi Commercial Bank PJSC	487,677	903,665
Abu Dhabi Islamic Bank PJSC	577,584	873,144
Dubai Islamic Bank PJSC	600,503	779,895
Emirates NBD Bank PJSC	546,296	2,052,430
First Abu Dhabi Bank PJSC	953,760	4,378,688
		8,987,822
Building Products — 0.7%
National Central Cooling Co. PJSC	185,230	142,712

Capital Markets — 3.3%
Dubai Financial Market PJSC	1,554,311	476,995
SHUAA Capital PSC	1,142,726	192,768
		669,763
Construction & Engineering — 3.2%
Arabtec Holding PJSC(a)(b)	2,433,366	351,111
Drake & Scull International PJSC(a)(b)	2,972,998	299,473
		650,584
Diversified Financial Services — 4.5%
Al Waha Capital PJSC	1,066,851	380,484
Amanat Holdings PJSC	1,121,609	292,503
Gulf General Investment Co.(a)(b)	7,295,803	236,364
		909,351
Diversified Telecommunication Services — 11.5%
Emirates Telecommunications Group Co. PJSC	394,188	2,324,466

Energy Equipment & Services — 1.2%
Lamprell PLC(a)	268,899	238,123

Food Products — 2.5%
Agthia Group PJSC	268,395	499,795

Health Care Providers & Services — 0.0%
NMC Health PLC(b)	112,588	2

Industrial Conglomerates — 2.9%
Dubai Investments PJSC	1,320,840	596,320
Security	Shares	Value

Oil, Gas & Consumable Fuels — 2.6%
Dana Gas PJSC	2,407,427	$515,875

Real Estate Management & Development — 14.0%
Aldar Properties PJSC	873,698	870,278
DAMAC Properties Dubai Co. PJSC(a)	1,451,873	538,176
Deyaar Development PJSC(a)	1,302,834	108,235
Emaar Development PJSC(a)	16,540	15,962
Emaar Malls PJSC(a)	43,683	23,408
Emaar Properties PJSC	764,505	825,181
Eshraq Investments PJSC(a)	1,267,008	112,707
RAK Properties PJSC(a)	1,106,181	168,146
Union Properties PJSC(a)	2,337,584	176,597
		2,838,690
Specialty Retail — 3.5%
Abu Dhabi National Oil Co. for Distribution PJSC	642,159	698,527

Thrifts & Mortgage Finance — 0.2%
Amlak Finance PJSC(a)	667,286	46,926

Total Common Stocks — 99.7%
(Cost: $18,280,081)		20,154,374

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	80,000	80,000

Total Short-Term Investments — 0.4%
(Cost: $80,000)		80,000

Total Investments in Securities — 100.1%
(Cost: $18,360,081)		20,234,374

Other Assets, Less Liabilities — (0.1)%		(14,467)

Net Assets — 100.0%		$20,219,907

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$60,000	$20,000	(a)	$—	$—	$—	$80,000	80,000	$9	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® MSCI UAE ETF
May 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,638,010	$13,629,414	$886,950	$20,154,374
Money Market Funds	80,000	—	—	80,000
	$5,718,010	$13,629,414	$886,950	$20,234,374

The following table includes a rollforward for the period ended May 31, 2021 of investments whose values are classified as Level 3 as of the beginning or end of the period.

	Common Stocks
Balance at beginning of period(a)	$274,624
Realized gain (loss) and change in unrealized appreciation/depreciation	168,406
Purchases	—
Sales	(5,698)
Transfers in(a)	449,618	(b)
Transfers out(a)	—
Balance at end of period	$886,950
Net change in unrealized appreciation/depreciation on investments still held at end of period	$176,393

(a)	Represents the value as of the beginning of the reporting period.
(b)	Transfers in to Level 3 are due to the suspension of trading of equity securities.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $634,005. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value(a)
Common Stock	$252,945	Market	Discount Rate	45% - 50%	47%

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Portfolio Abbreviations - Equity

PJSC	Public Joint Stock Company